Pay vs Performance Disclosure uSD in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) uSD	Mar. 31, 2024 USD ($) uSD	Mar. 31, 2023 USD ($) uSD	Mar. 31, 2022 USD ($) uSD	Mar. 31, 2021 USD ($) uSD
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (7)	Summary Compensation Table Total for PEO ($)(000) (1)(2)	Compensation Actually Paid to PEO ($)(000) (1)(3)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(000) (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(000) (1)(3)(4)(5)	BAH Total Shareholder Return ($)	S&P Software & Services Select Industry Index Total Shareholder Return ($)(6)	Net Income ($)(000)(8)	Adjusted EBITDA ($)(000) (9)
2025	13,999	(2,718)	5,890	2,563	166	198	935,030	1,315,031
2024	15,594	48,237	3,691	8,555	232	192	605,706	1,175,064
2023	12,184	16,036	3,673	2,879	142	152	271,215	1,014,065
2022	11,866	9,938	3,125	3,019	132	181	466,577	935,088
2021	8,355	14,801	3,147	5,097	119	192	608,958	839,674

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Horacio D. Rozanski is our principal executive officer (PEO) for fiscal years 2021, 2022, 2023, 2024, and 2025. The individuals comprising the non-PEO named executive officers (“Non-PEO NEOs”) for each year presented are listed below.

2021	2022	2023	2024	2025
Lloyd W. Howell, Jr.	Lloyd W. Howell, Jr.	Matthew A. Calderone	Matthew A. Calderone	Matthew A. Calderone
Karen M. Dahut	Karen M. Dahut	Kristine Martin Anderson	Kristine Martin Anderson	Kristine Martin Anderson
Nancy J. Laben	Nancy J. Laben	Judith H. Dotson	Judith H. Dotson	Richard C. Crowe
Susan L. Penfield	Susan L. Penfield	Nancy J. Laben	Nancy J. Laben	Nancy J. Laben
Karen M. Dahut
Lloyd W. Howell, Jr.

Peer Group Issuers, Footnote	Total stockholder return ("TSR") shown in the table above utilizes the S&P Software & Services Select Index which we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s consolidated audited financial statements filed with the SEC on Form 10-K for fiscal years 2021, 2022, 2023 2024 and 2025. The comparison of TSR assumes that $100 was invested for the period starting April 1, 2020 through March 31 of the applicable fiscal year in each of the Company’s Common Stock and the S&P Software & Services Select Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P Software & Services Select Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 13,999,139	$ 15,593,759	$ 12,184,000	$ 11,866,000	$ 8,355,000
PEO Actually Paid Compensation Amount	$ (2,717,730)	48,236,884	16,036,000	9,938,000	14,801,000
Adjustment To PEO Compensation, Footnote	CAP reflects the exclusions and inclusions of certain amounts from Summary Compensation Table total compensation for the PEO and the Non-PEO NEOs as set forth below under the heading "Summary Compensation Table Total and Compensation Actually Paid Reconciliation for the PEO and Non-PEO NEOs." Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions used to calculate the equity values included in CAP are based on our grant date fair value of the equity awards as disclosed in the Company’s consolidated audited financial statements filed with the SEC on Form 10-K for the applicable fiscal year, with the adjustments set forth below in the "Summary Compensation Table Total and Compensation Actually Paid Reconciliation for the PEO and Non-PEO NEOs" table.

	Calculation for PEO		Calculation for Average of Non-PEO NEOs
Calculation of Compensation Actually Paid	Fiscal Year 2024($)	Fiscal Year 2025($)	Fiscal Year 2024($)	Fiscal Year 2025($)
SCT Total Compensation	15,593,759	13,999,139	3,690,653	5,889,962
Less aggregate change in actuarial present value of accumulated pension benefits	(255,000)	(20,000)	(150,000)	(20,000)
Less aggregate grant date fair value of stock and option awards in SCT	(10,406,766)	(10,531,335)	(1,624,853)	(4,333,893)
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	25,641,393	6,278,570	3,961,798	2,487,616
Plus fair value as of vesting date of awards that are granted and vest in the same year	2,136,645	887,780	344,158	465,616
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are unvested and outstanding as of the end of the fiscal year	6,930,943	(8,612,420)	1,366,960	(1,481,346)
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	7,793,303	(5,217,476)	854,025	(520,044)
Plus dollar value of any dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	802,607	498,012	112,558	74,649
Compensation Actually Paid	48,236,884	(2,717,730)	8,555,299	2,562,560

Non-PEO NEO Average Total Compensation Amount	$ 5,889,962	3,690,653	3,673,000	3,125,000	3,147,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,562,560	8,555,299	2,879,000	3,019,000	5,097,000
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts from Summary Compensation Table total compensation for the PEO and the Non-PEO NEOs as set forth below under the heading "Summary Compensation Table Total and Compensation Actually Paid Reconciliation for the PEO and Non-PEO NEOs." Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions used to calculate the equity values included in CAP are based on our grant date fair value of the equity awards as disclosed in the Company’s consolidated audited financial statements filed with the SEC on Form 10-K for the applicable fiscal year, with the adjustments set forth below in the "Summary Compensation Table Total and Compensation Actually Paid Reconciliation for the PEO and Non-PEO NEOs" table.

	Calculation for PEO		Calculation for Average of Non-PEO NEOs
Calculation of Compensation Actually Paid	Fiscal Year 2024($)	Fiscal Year 2025($)	Fiscal Year 2024($)	Fiscal Year 2025($)
SCT Total Compensation	15,593,759	13,999,139	3,690,653	5,889,962
Less aggregate change in actuarial present value of accumulated pension benefits	(255,000)	(20,000)	(150,000)	(20,000)
Less aggregate grant date fair value of stock and option awards in SCT	(10,406,766)	(10,531,335)	(1,624,853)	(4,333,893)
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	25,641,393	6,278,570	3,961,798	2,487,616
Plus fair value as of vesting date of awards that are granted and vest in the same year	2,136,645	887,780	344,158	465,616
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are unvested and outstanding as of the end of the fiscal year	6,930,943	(8,612,420)	1,366,960	(1,481,346)
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	7,793,303	(5,217,476)	854,025	(520,044)
Plus dollar value of any dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	802,607	498,012	112,558	74,649
Compensation Actually Paid	48,236,884	(2,717,730)	8,555,299	2,562,560

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Metric	Metric Type
Adjusted EBITDA	Financial Measure
Revenue	Financial Measure
Capital Deployment for M&A	Strategic Measure
Platform Growth	Strategic Measure

Total Shareholder Return Amount	$ 166	232	142	132	119
Peer Group Total Shareholder Return Amount	198	192	152	181	192
Net Income (Loss)	$ 935,030,000	$ 605,706,000	$ 271,215,000	$ 466,577,000	$ 608,958,000
Company Selected Measure Amount | uSD	1,315,031	1,175,064	1,014,065	935,088	839,674
PEO Name	Horacio D. Rozanski
Additional 402(v) Disclosure	Amounts shown for "Summary Compensation Table" total for each applicable fiscal year (i) for the PEO, are the amounts of total compensation as reported in the Summary Compensation Table for the PEO, and (ii) for the Non-PEO NEOs, are the average of the amounts of total compensation as reported in the Summary Compensation Table for such Non-PEO NEOs. Amount shown for fiscal year 2024 has been updated this year to account for a correction to the All Other Compensation amount reported for Ms. Laben in the Summary Compensation Table in our prior year’s proxy, as described in footnote 6 to the Summary Compensation Table above.
(3)Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation for the PEO and average total compensation for Non-PEO NEOs as reported in the Summary Compensation Table, with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (5) below.
(4)For the portion of CAP that is based on year-end stock prices, $104.58 was used for fiscal year 2025, $148.44 was used for fiscal year 2024, $92.69 was used for fiscal year 2023, $87.84 was used for fiscal year 2022, and $80.53 was used for fiscal year 2021.
	Amounts shown represent the amount of net income reflected in the Company's audited financial statements filed with the SEC on Form 10-K for the applicable fiscal year.Values shown for 2024 have been adjusted to reflect actual other summary compensation table amounts after the completion of the prior year's disclosure for Non-PEO NEOs.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Pursuant to Item 402(v) of Regulation S-K, we determined annual Adjusted EBITDA to be our most important financial performance measure used to link Company performance to CAP to our PEO and other Non-PEO NEOs in fiscal year 2025. See Appendix A to this proxy statement for a reconciliation of Adjusted EBITDA to the most directly comparable financial measure calculated and presented in accordance with GAAP. Annually, we review our established performance financial metrics to ensure they maximize stockholder value. As such, we may determine a different financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Deployment for M&A
Measure:: 4
Pay vs Performance Disclosure
Name	Platform Growth
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,000)	$ (255,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,531,335)	(10,406,766)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,278,570	25,641,393
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	887,780	2,136,645
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,612,420)	6,930,943
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,217,476)	7,793,303
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,012	802,607
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,000)	(150,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,333,893)	(1,624,853)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,487,616	3,961,798
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,616	344,158
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,481,346)	1,366,960
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(520,044)	854,025
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 74,649	$ 112,558